Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001
www.morganlewis.com



June 2, 2011


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:       The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the form of Prospectuses and Statement of Additional Information dated May 31, 2011 for the Trust's Hancock Horizon Government Money Market Fund, Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Value Fund, Hancock Horizon Growth Fund, Hancock Horizon Diversified International Fund, Hancock Horizon Quantitative Long/Short Fund, Hancock Horizon Burkenroad Fund, Hancock Horizon Louisiana Tax-Free Income Fund and Hancock Horizon Mississippi Tax-Free Income Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust's Post-Effective Amendment No. 110, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-11-000294) on May 27, 2011.

Please do not hesitate to contact me at 202.739.5896 should you have any questions.

Very  truly  yours,


/s/ Christopher D. Menconi
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Christopher D. Menconi